FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
9.	FAIR VALUE MEASUREMENT
(i)	Recurring fair value measurement:

Carrying values for financial instruments carried at amortized cost, including cash and cash equivalents, restricted cash, short-term investments, accounts receivable, and accounts payable and accrued liabilities, approximate fair values due to their short-term maturities.

Fair value estimates for derivative contracts are based on quoted market prices for comparable contracts and represent the amount the Company would have received from, or paid to, a counterparty to unwind the contract at the market rates in effect at the consolidated balance sheet date.

The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

For financial instruments that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing their classification (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2022 include:

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$116.9	$—	$—	$116.9
Derivative contracts:
Foreign currency forward and collar contracts	—	2.8	—	2.8
Energy swap contracts	—	21.5	—	21.5
Total return swap contracts	—	1.9	—	1.9
	$116.9	$26.2	$—	$143.1

During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The valuation techniques that are used to measure fair value are as follows:

Equity investments at FVOCI:

Equity investments at FVOCI include shares in publicly traded companies listed on a stock exchange. The fair value of equity investments at FVOCI is determined based on a market approach reflecting the closing price of each particular security at the consolidated balance sheet date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity investments at FVOCI are classified within Level 1 of the fair value hierarchy.

Derivative contracts:

The Company’s derivative contracts are valued using pricing models and the Company generally uses similar models to value similar instruments. Such pricing models require a variety of inputs, including contractual cash flows, quoted market prices, applicable yield curves and credit spreads. The fair value of derivative contracts is based on quoted market prices for comparable contracts and represents the amount the Company would have received from, or paid to, a counterparty to unwind the contract at the quoted market rates in effect at the consolidated balance sheet date and therefore derivative contracts are classified within Level 2 of the fair value hierarchy.

The following table summarizes information about derivative contracts outstanding as at December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Asset / (Liability)		Asset / (Liability)
	Fair Value	AOCI	Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts(i) (a)	$2.8	$1.3	$(4.5)	$(3.5)

Commodity contracts
Energy swap contracts(ii) (b)	21.5	16.2	40.4	30.4

Other contracts
Total return swap contracts (c)	1.9	—	1.7	—
Total all contracts	$26.2	$17.5	$37.6	$26.9

Unrealized fair value of derivative assets
Current	$25.5		$30.0
Non-current(iii)	1.5		15.1
	$27.0		$45.1

Unrealized fair value of derivative liabilities
Current(iv)	$(0.8)		$(4.0)
Non-current	$—		(3.5)
	$(0.8)		$(7.5)
Total net fair value	$26.2		$37.6

(i)	Of the total amount recorded in AOCI as at December 31, 2022, $0.4 million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(ii)	Of the total amount recorded in AOCI as at December 31, 2022, $16.2 million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(iii)	See Note 7vii.
(iv)	See Note 7ix.
(a)	Foreign currency forward and collar contracts

The following table provides a summary of foreign currency forward and collar contracts outstanding as at December 31, 2022 and their respective maturities:

Foreign currency	2023	2024
Brazilian real zero cost collars (in millions of U.S. dollars)	$98.4	$27.6
Average put strike (Brazilian real)	5.15	5.55
Average call strike (Brazilian real)	7.06	9.01
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$41.4	$—
Average rate (Canadian dollar)	1.33	—
Chilean peso zero cost collars (in millions of U.S. dollars)	$42.0	$—
Average put strike (Chilean peso)	810	—
Average call strike (Chilean peso)	1,040	—

For continuing operations, the following new foreign currency forward and collar contracts were entered into during the year ended December 31, 2022:

●	$30.0 million of Brazilian real zero cost collars, maturing in 2023, with average put and call strikes of 5.20 and 6.40, respectively; and
●	$26.4 million of Canadian dollar forward buy contracts, maturing in 2023, at an average rate of 1.35.

As at December 31, 2022, the unrealized gain or loss on foreign currency forward and collar contracts recorded in AOCI is as follows:

●	Brazilian real zero cost collar contracts – unrealized gain of $1.7 million (December 31, 2021 - $3.8 million loss);
●	Canadian dollar forward buy contracts – unrealized loss of $0.6 million (December 31, 2021 - $1.3 million gain);
●	Chilean peso zero cost collar contracts – unrealized gain of $0.2 million (December 31, 2021 - $1.4 million loss).
(b)	Energy swap contracts

The Company is exposed to changes in energy prices through its consumption of diesel and other fuels, and the price of electricity in some electricity supply contracts. The Company enters into energy swap contracts that protect against the risk of fuel price increases. Fuel is consumed in the operation of mobile equipment and electricity generation.

The following table provides a summary of energy swap contracts outstanding as at December 31, 2022 and their respective maturities:

Energy	2023
WTI oil swap contracts (barrels)	565,200
Average price ($/barrel)	$39.58

During 2022, no new energy swap contracts were entered into.

As at December 31, 2022, the unrealized gain on energy swap contracts recorded in AOCI is as follows:

●	WTI oil swap contracts – unrealized gain of $16.2 million (December 31, 2021 - $30.4 million gain).
(c)	Total return swap contracts

The Company enters into total return swaps (“TRS”) as economic hedges of the Company’s DSUs and cash-settled RSUs. Under the terms of the TRS, a bank has the right to purchase Kinross shares in the marketplace as a hedge against the returns in the TRS. As at December 31, 2022, 4,365,000 TRS units were outstanding. Hedge accounting is not applied for the DSU/RSU hedging program.

(ii)	Fair value measurements related to non-financial assets:

At December 31, 2022, the Company recorded an impairment charge related to property, plant and equipment at Round Mountain due to changes in the estimates used to determine the recoverable amount of the CGU. Certain assumptions used in the calculation of the recoverable amounts, calculated on a fair value less costs of disposal basis, are categorized as Level 3 in the fair value hierarchy. See Note 8ii.

(iii)	Fair value of financial assets and liabilities not measured and recognized at fair value:

Long-term debt is measured at amortized cost. The fair value of long-term debt is primarily measured using market determined variables, and therefore was classified within Level 2 of the fair value hierarchy. See Note 11.